Investments - Continuous Loss Position (Details) $ in Millions	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 1,035.5	$ 1,649.9
Gross unrealized losses	(7.6)	(1.7)
Gross unrealized losses	$ (1.2)	$ (47.2)
Number of securities | security	431	764
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 307.6	$ 362.2
Gross unrealized losses	(2.8)	(0.2)
Gross unrealized losses	$ (0.3)	$ (9.6)
Number of securities | security	48	52
Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 4.0	$ 5.9
Gross unrealized losses	0.0	0.0
Gross unrealized losses	$ 0.0	$ (0.1)
Number of securities | security	2	5
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 23.7	$ 51.3
Gross unrealized losses	(0.1)	0.0
Gross unrealized losses	$ (0.2)	$ (1.8)
Number of securities | security	11	29
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 543.6	$ 894.8
Gross unrealized losses	(3.4)	(0.9)
Gross unrealized losses	$ (0.6)	$ (24.9)
Number of securities | security	310	527
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 91.9	$ 84.3
Gross unrealized losses	(1.1)	(0.2)
Gross unrealized losses	$ (0.1)	$ (5.6)
Number of securities | security	35	54
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value		$ 43.2
Gross unrealized losses		(0.1)
Gross unrealized losses		$ (1.9)
Number of securities | security		23
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 64.7	$ 208.2
Gross unrealized losses	(0.2)	(0.3)
Gross unrealized losses	$ 0.0	$ (3.3)
Number of securities | security	25	74